Related Parties - Summary of Financial Statement Impacts of all Transactions with Related Parties (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue	$ 323,069	$ 203,205	$ 960,156	$ 1,217,052	$ 2,045,422
Associate – Roska DBO [member]
Disclosure of transactions between related parties [line items]
Revenue			352	558	509
Purchases			0	0	0
Accounts receivable			128	1	4
Accounts Payable			0	56	0
Joint Operation – Geogas [member]
Disclosure of transactions between related parties [line items]
Revenue			0	0	62
Purchases			0	0	74
Accounts receivable			0	0	19
Accounts Payable			$ 0	$ 0	$ 0